Quarterly Holdings Report
for
Fidelity Simplicity RMD 2010 Fund℠
October 31, 2021
RW32-NPRT1-1221
1.858595.115
Domestic Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	4,780	64,768
Fidelity Series Blue Chip Growth Fund (a)	5,919	102,095
Fidelity Series Commodity Strategy Fund (a)	92,475	394,866
Fidelity Series Growth Company Fund (a)	9,088	259,826
Fidelity Series Intrinsic Opportunities Fund (a)	13,126	264,097
Fidelity Series Large Cap Stock Fund (a)	11,896	231,025
Fidelity Series Large Cap Value Index Fund (a)	5,343	86,073
Fidelity Series Opportunistic Insights Fund (a)	5,502	134,312
Fidelity Series Small Cap Discovery Fund (a)	1,963	28,821
Fidelity Series Small Cap Opportunities Fund (a)	6,370	95,801
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,416	196,299
Fidelity Series Value Discovery Fund (a)	8,643	150,304
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,613,560)		2,008,287

International Equity Funds - 15.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	9,364	138,306
Fidelity Series Emerging Markets Fund (a)	8,762	99,094
Fidelity Series Emerging Markets Opportunities Fund (a)	36,159	892,761
Fidelity Series International Growth Fund (a)	17,365	356,161
Fidelity Series International Small Cap Fund (a)	4,408	106,330
Fidelity Series International Value Fund (a)	30,338	352,533
Fidelity Series Overseas Fund (a)	24,342	355,152
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,765,730)		2,300,337

Bond Funds - 54.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	49,545	499,904
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	19,939	199,990
Fidelity Series Emerging Markets Debt Fund (a)	8,667	79,481
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,638	26,220
Fidelity Series Floating Rate High Income Fund (a)	1,710	15,939
Fidelity Series High Income Fund (a)	9,540	91,199
Fidelity Series Inflation-Protected Bond Index Fund (a)	104,547	1,177,196
Fidelity Series International Credit Fund (a)	391	3,898
Fidelity Series International Developed Markets Bond Index Fund (a)	17,311	169,650
Fidelity Series Investment Grade Bond Fund (a)	435,222	5,083,393
Fidelity Series Long-Term Treasury Bond Index Fund (a)	48,751	414,871
Fidelity Series Real Estate Income Fund (a)	4,623	54,372
TOTAL BOND FUNDS (Cost $7,507,301)		7,816,113

Short-Term Funds - 16.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	1,882,488	1,882,488
Fidelity Series Short-Term Credit Fund (a)	42,981	433,252
TOTAL SHORT-TERM FUNDS (Cost $2,311,510)		2,315,740

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $13,198,101)	14,440,477
NET OTHER ASSETS (LIABILITIES) - 0.0%	(252)
NET ASSETS - 100.0%	14,440,225

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	510,803	12,891	-	45	1,947	499,904
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	204,715	5,365	-	4	636	199,990
Fidelity Series All-Sector Equity Fund	58,800	7,123	4,273	-	196	2,922	64,768
Fidelity Series Blue Chip Growth Fund	92,155	26,590	7,878	16,256	228	(9,000)	102,095
Fidelity Series Canada Fund	122,883	15,204	6,777	-	63	6,933	138,306
Fidelity Series Commodity Strategy Fund	401,107	140,535	55,813	122,179	(7,779)	(83,184)	394,866
Fidelity Series Emerging Markets Debt Fund	81,323	4,116	4,581	906	(352)	(1,025)	79,481
Fidelity Series Emerging Markets Debt Local Currency Fund	26,604	2,033	1,437	-	(16)	(964)	26,220
Fidelity Series Emerging Markets Fund	98,670	8,272	8,688	-	21	819	99,094
Fidelity Series Emerging Markets Opportunities Fund	893,789	87,505	80,286	-	442	(8,689)	892,761
Fidelity Series Floating Rate High Income Fund	15,689	1,156	1,097	162	(10)	201	15,939
Fidelity Series Government Money Market Fund 0.07%	2,408,196	54,499	580,207	419	-	-	1,882,488
Fidelity Series Growth Company Fund	233,911	30,074	23,712	-	1,269	18,284	259,826
Fidelity Series High Income Fund	93,614	3,387	5,520	1,124	(31)	(251)	91,199
Fidelity Series Inflation-Protected Bond Index Fund	1,629,139	35,440	490,136	-	21,361	(18,608)	1,177,196
Fidelity Series International Credit Fund	3,954	26	-	26	-	(82)	3,898
Fidelity Series International Developed Markets Bond Index Fund	-	175,638	4,535	-	(42)	(1,411)	169,650
Fidelity Series International Growth Fund	333,648	36,458	20,649	-	110	6,594	356,161
Fidelity Series International Small Cap Fund	102,766	5,756	6,061	-	108	3,761	106,330
Fidelity Series International Value Fund	330,897	30,537	20,321	-	283	11,137	352,533
Fidelity Series Intrinsic Opportunities Fund	241,327	62,125	15,168	32,618	(859)	(23,328)	264,097
Fidelity Series Investment Grade Bond Fund	5,424,018	169,314	437,109	26,965	(3,118)	(69,712)	5,083,393
Fidelity Series Large Cap Stock Fund	210,153	39,368	16,064	12,439	151	(2,583)	231,025
Fidelity Series Large Cap Value Index Fund	78,511	9,323	4,681	-	25	2,895	86,073
Fidelity Series Long-Term Treasury Bond Index Fund	448,084	36,217	61,909	2,047	(1,916)	(5,605)	414,871
Fidelity Series Opportunistic Insights Fund	121,223	15,473	9,903	-	790	6,729	134,312
Fidelity Series Overseas Fund	334,458	35,736	25,166	-	353	9,771	355,152
Fidelity Series Real Estate Income Fund	56,479	2,346	4,412	997	94	(135)	54,372
Fidelity Series Short-Term Credit Fund	553,816	16,796	132,540	2,963	(544)	(4,276)	433,252
Fidelity Series Small Cap Discovery Fund	26,376	3,028	1,491	-	4	904	28,821
Fidelity Series Small Cap Opportunities Fund	87,463	28,212	6,732	20,787	(727)	(12,415)	95,801
Fidelity Series Stock Selector Large Cap Value Fund	179,155	22,921	12,870	-	117	6,976	196,299
Fidelity Series Value Discovery Fund	137,702	19,973	11,093	-	91	3,631	150,304
	14,825,910	1,840,699	2,079,365	239,888	10,361	(157,128)	14,440,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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